Intangible Assets (Details 1) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Intangible Assets [Line Items]
2019	$ 829	$ 921
2020	829	921
2021	829	921
2022	829	907
2023	829	905
Thereafter	1,010	1,902
Total	$ 5,155	$ 6,477